ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Abstract]
Unrealized Gain (Loss) on Investments	$ 82	$ 55	$ 45
Accumulated other comprehensive income (loss)	82	55	45
Unrealized Gain Loss On Investments [Abstract]
Net unrealized gains (losses) arising during the year	43	34	51
(Gains) losses reclassified into net earnings (loss) during the year	5	2	47
Net unrealized gains (losses) on investments	48	36	98
Adjustments for DAC, VOBA and deferred income taxes	(21)	(26)	(42)
Total other comprehensive income (loss), net of income taxes	$ 27	$ 10	$ 56